BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Other current financial liabilities	$ 307,136	$ 460,846
Current lease liabilities	63,640	69,208
Trade and other current payables	626,504	673,057
Accounts payable to related companies	3,739	8,880
Other current provisions	386	1,259
Current tax liabilities	44,672	2,242
Current provisions for employee benefits	6,786	5,965
Other current non-financial liabilities	44,730	40,065
Total Current Liabilities	1,097,593	1,261,522
Other non-current financial liabilities	5,714,728	5,452,194
Non-current lease liabilities	148,115	201,817
Other non-current payables		2,230
Other non-current provisions	30,450	31,765
Deferred tax liabilities	1,463,886	1,360,187	$ 1,417,658
Non-current provisions for employee benefits	74,609	69,464
Other non-current non-financial liabilities	83,303	111,436
Total Non-Current Liabilities	7,515,091	7,229,093
Total Liabilities	8,612,684	8,490,615	$ 7,254,777
US dollars [Member]
Statement [Line Items]
Other current financial liabilities	230,230	215,453
Current lease liabilities	13,687	7,357
Trade and other current payables	153,860	155,524
Accounts payable to related companies	236	454
Other current provisions	386	444
Current tax liabilities	152	1,784
Current provisions for employee benefits	0	0
Other current non-financial liabilities	6,616	7,353
Total Current Liabilities	405,167	388,369
Other non-current financial liabilities	4,070,126	4,245,493
Non-current lease liabilities	74,135	76,228
Other non-current payables		2,230
Other non-current provisions	0	12
Deferred tax liabilities	1,388,713	1,271,282
Non-current provisions for employee benefits	0	836
Other non-current non-financial liabilities	29	24
Total Non-Current Liabilities	5,533,003	5,596,105
Total Liabilities	5,938,170	5,984,474
Euro [Member]
Statement [Line Items]
Other current financial liabilities	32,697	41
Current lease liabilities	84	52
Trade and other current payables	11,924	20,414
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	58	59
Total Current Liabilities	44,763	20,566
Other non-current financial liabilities	498,484	116,218
Non-current lease liabilities	230
Other non-current payables		0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total Non-Current Liabilities	498,714	116,218
Total Liabilities	543,477	136,784
Brazilian Real [Member]
Statement [Line Items]
Other current financial liabilities	753	4,391
Current lease liabilities	3,292	6,108
Trade and other current payables	80,607	70,259
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	5,298	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	25,726	20,022
Total Current Liabilities	115,676	100,780
Other non-current financial liabilities	657	1,791
Non-current lease liabilities	14,833	22,299
Other non-current payables		0
Other non-current provisions	4,238	5,226
Deferred tax liabilities	68,788	84,420
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	83,249	111,380
Total Non-Current Liabilities	171,765	225,116
Total Liabilities	287,441	325,896
Argentine Pesos [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Trade and other current payables	11,336	14,365
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	4,118	3,128
Total Current Liabilities	15,454	17,493
Other non-current financial liabilities	0	0
Other non-current payables		0
Other non-current provisions	26,212	26,527
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	14	19
Total Non-Current Liabilities	26,226	26,546
Total Liabilities	41,680	44,039
Mexican Pesos [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	426	2,361
Trade and other current payables	26,400	22,272
Accounts payable to related companies	0	0
Other current provisions	0	815
Current tax liabilities	190	246
Current provisions for employee benefits	0	0
Other current non-financial liabilities	2,382	2,711
Total Current Liabilities	29,398	28,405
Other non-current financial liabilities	0	0
Non-current lease liabilities	218	7,664
Other non-current payables		0
Other non-current provisions	0	0
Deferred tax liabilities	6,385	4,485
Non-current provisions for employee benefits	1,069	285
Other non-current non-financial liabilities	0	0
Total Non-Current Liabilities	7,672	12,434
Total Liabilities	37,070	40,839
Other Country Currencies [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	148	117
Trade and other current payables	7,485	10,322
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	24	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	1,319	2,335
Total Current Liabilities	8,976	12,774
Other non-current financial liabilities	0	0
Non-current lease liabilities	171	160
Other non-current payables		0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total Non-Current Liabilities	171	160
Total Liabilities	9,147	12,934
Chilean Pesos [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Current lease liabilities	32,554	33,575
Trade and other current payables	298,908	348,155
Accounts payable to related companies	3,503	8,426
Other current provisions	0	0
Current tax liabilities	39,008	212
Current provisions for employee benefits	6,786	5,965
Other current non-financial liabilities	4,511	4,457
Total Current Liabilities	385,270	400,790
Other non-current financial liabilities	0	0
Non-current lease liabilities	44,604	73,471
Other non-current payables		0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	73,540	68,343
Other non-current non-financial liabilities	11	13
Total Non-Current Liabilities	118,155	141,827
Total Liabilities	503,425	542,617
Unidad de Fomento [Member]
Statement [Line Items]
Other current financial liabilities	43,456	240,961
Current lease liabilities	13,449	19,638
Trade and other current payables	35,984	31,746
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	0
Total Current Liabilities	92,889	292,345
Other non-current financial liabilities	1,145,461	1,088,692
Non-current lease liabilities	13,924	21,995
Other non-current payables		0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total Non-Current Liabilities	1,159,385	1,110,687
Total Liabilities	$ 1,252,274	$ 1,403,032